Taxes - Schedule of Effective Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Company’s Effective Income Tax [Abstract]
Net loss before income tax	$ (24,020,717)	$ (8,092,060)	$ (2,437,205)
Statutory income tax rate of the PRC	25.00%	25.00%	25.00%
Income tax computed at PRC tax rate from continuing operations	$ (6,005,179)	$ (2,023,015)	$ (609,301)
Net (loss) / income before income tax		$ (532,698)	$ 4,568
Statutory income tax rate of the PRC	25.00%	25.00%	25.00%
Income tax computed at PRC tax rate from discontinued operations		$ (133,175)	$ 1,142
Total income tax computed at PRC tax rate	(6,005,179)	(2,156,190)	(608,159)
Effect of different tax rates of subsidiary operating in other jurisdiction	2,195,509	1,582,100	383,710
Non-deductible (benefit) expenses	591	(432)	3,560
Utilization of prior year losses	(6,976)
Effect of deductible temporary differences or deductible losses for which no deferred tax assets are recognized for the year	3,816,055	629,053	337,125
Income tax expenses (benefit) from continuing operations		$ 187,706	$ 115,094
Effective tax rate from continuing operations		(2.30%)	(4.70%)
Effect of different tax rates of subsidiary operating in other jurisdiction		$ (8,388)
Non-deductible expenses (benefit)
Effect of deductible temporary differences or deductible losses for which no deferred tax assets are recognized for the year		8,388	(1,205)
Income tax (benefit) expenses from discontinued operations		$ (133,175)	$ (63)
Effective tax rate from discontinued operations		25.00%	(1.40%)
Total effective tax rate		(0.60%)	4.70%